Other current liabilities (Details) € in Millions	4 Months Ended
	Dec. 31, 2025 EUR (€)	Sep. 03, 2025 employee
Disclosure of detailed information about borrowings [line items]
Other current liabilities	€ 22.4
Expense of restructuring activities	€ 35.7
Maximum
Disclosure of detailed information about borrowings [line items]
Number of employees | employee		700